Other Current Assets - 20F (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Other Current Assets	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015

Prepaid expenses	524	476
Insurance claims	22	14
Other	342	167
Total	888	657
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014

Prepaid expenses	476	78
Insurance claims	14	22
Other	167	204
Total	657	304